Significant Accounting Policies - Schedule of Depreciable Rates of Property and Equipment (Details)	Dec. 31, 2025
Minimum [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Annual rates of depreciation	6.00%
Maximum [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Annual rates of depreciation	33.00%
Laboratory equipment [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Annual rates of depreciation	10.00%
Computers, office furniture and equipment [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Annual rates of depreciation	33.00%